UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
January 31, 2009                                                     (Unaudited)

                                                                           Value
                                                             Shares        (000)
                                                          ------------   --------
COMMON STOCK (83.3%)
AUTOMOTIVE (8.1%)
   Drew Industries*                                           350,000    $  3,017
   Federal Mogul*                                             430,000       2,477
   Monaco Coach                                             1,000,000         580
   Spartan Motors                                           1,000,000       4,340
                                                                         --------
                                                                           10,414
                                                                         --------
BANKS (0.3%)
   Popular                                                    125,000         343
                                                                         --------
BASIC INDUSTRY (0.5%)
   Mueller Industries                                          30,000         604
                                                                         --------
ENERGY (26.0%)
   BJ Services                                                265,000       2,915
   CE Franklin Ltd.*                                          800,000       2,848
   Core Laboratories                                           78,000       5,241
   Encore Acquisition*                                        240,000       6,523
   Hercules Offshore*                                         350,000       1,302
   Petroplus Holdings* (1)                                    146,000       2,878
   Range Resources                                            240,000       8,602
   Weatherford International Ltd.*                            300,000       3,309
                                                                         --------
                                                                           33,618
                                                                         --------
FINANCIAL SERVICES (3.9%)
   American Safety Insurance Holdings Ltd.*                   135,000       1,650
   Old Republic International                                 335,000       3,457
                                                                         --------
                                                                            5,107
                                                                         --------
FOOD (1.5%)
   Agrium                                                      58,000       1,941
                                                                         --------
GARDEN PRODUCTS (4.2%)
   Toro                                                       185,000       5,478
                                                                         --------
INDUSTRIAL/MANUFACTURING (4.9%)
   Actuant, Cl A                                               67,400       1,111
   Allegheny Technologies                                      85,000       1,877
   FMC                                                         40,000       1,785
   Mettler Toledo International*                               24,000       1,598
                                                                         --------
                                                                            6,371
                                                                         --------
MISCELLANEOUS CONSUMER (9.5%)
   Blyth                                                      110,000         375
   Dorel Industries, Cl B                                     128,000       2,351
   Ethan Allen Interiors                                       86,000         980
   Furniture Brands International                             115,000         236

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
January 31, 2009                                                     (Unaudited)

                                                          Shares/Face      Value
                                                          Amount (000)     (000)
                                                          ------------   --------
MISCELLANEOUS CONSUMER -- (CONTINUED)
   Jarden*                                                    330,000    $  3,442
   Prestige Brands Holdings*                                  775,000       4,921
                                                                         --------
                                                                           12,305
                                                                         --------
PRINTING & PUBLISHING (5.7%)
   Cenveo*                                                    600,000       2,370
   RR Donnelley & Sons                                        250,000       2,440
   Transcontinental GDR, Cl A*                                360,000       2,636
                                                                         --------
                                                                            7,446
                                                                         --------
REAL ESTATE INVESTMENT TRUST (2.4%)
   Mack-Cali Realty                                           150,000       3,048
                                                                         --------
SERVICES (9.4%)
   American Reprographics*                                    270,000       1,642
   ATC Technology*                                            300,000       3,915
   Moody's                                                    115,000       2,463
   United Stationers*                                         150,000       4,201
                                                                         --------
                                                                           12,221
                                                                         --------
TECHNOLOGY (3.4%)
   Polycom*                                                   310,000       4,355
                                                                         --------
TELECOMMUNICATIONS (3.1%)
   Frontier Communications                                    500,000       4,055
                                                                         --------
TRANSPORTATION EQUIPMENT (0.4%)
   Commercial Vehicle Group*                                  470,000         470
                                                                         --------
   TOTAL COMMON STOCK
        (Cost $175,138)                                                   107,776
                                                                         --------
CORPORATE BOND (0.2%)
   Mueller Industries
      6.000%, 11/01/14                                    $       425         336
                                                                         --------
   TOTAL CORPORATE BOND
        (Cost $425)                                                           336
                                                                         --------
CASH EQUIVALENT (16.8%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.060% (2)                                           21,757,703      21,758
                                                                         --------
   TOTAL CASH EQUIVALENT
        (Cost $21,758)                                                     21,758
                                                                         --------
   TOTAL INVESTMENTS - (100.3%)
        (Cost $197,321) +                                                $129,870
                                                                         ========

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
January 31, 2009                                                     (Unaudited)

Percentages are based on Net Assets of $129,427,679.

*    Non-income producing security.

(1) Security is traded on a foreign stock exchange. The total value of all such securities at January 31, 2009 was $2,878,518 and represented 2.2% of Net Assets.
(2)  The rate shown is the 7-day effective yield as of January 31, 2009.

Cl - Class

GDR - Global Depositary Reciept

Ltd. - Limited

+ At January 31, 2009, the tax basis cost of the Fund's investments was $197,321,467, and the unrealized appreciation and depreciation were $18,572,928 and $(86,023,992), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

-Level 1  --  Unadjusted   quoted   prices  in  active  markets  for  identical,
unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

-Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

-Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009:

   LEVEL 1         LEVEL 2       LEVEL 3          TOTAL
------------     ----------     ---------     ------------
$129,534,122      $336,281        $--         $129,870,403

FMC-QH-001-1100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009